Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000266114
Shareholder Report [Line Items]
Fund Name	PeakShares RMR Prime Equity ETF
Trading Symbol	PRMR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PeakShares RMR Prime Equity ETF for the period of December 8, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.peaksharesfunds.com. You can also request this information by contacting us at 1-877-57-PEAKS.
Additional Information Phone Number	1-877-57-PEAKS
Additional Information Website	https://www.peaksharesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund	$22	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized. Expenses would be higher if the Fund had been in operations for the full twelve-month reporting period.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	1.00% [1]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Dec. 08, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 54,571,964
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 39,415
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$54,571,964
Number of Portfolio Holdings	56
Advisory Fee (net of waivers)	$39,415
Portfolio Turnover	17%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Reit	2.0%
Common Stocks	98.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.7%
Information Technology	2.0%
Real Estate	2.0%
Materials	2.1%
Energy	4.0%
Utilities	4.3%
Consumer Staples	6.0%
Industrials	6.1%
Consumer Discretionary	10.0%
Health Care	10.1%
Communications	10.5%
Financials	11.2%
Technology	31.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Netflix, Inc.	2.4%
Corning, Inc.	2.3%
Constellation Energy Corporation	2.2%
Vertex Pharmaceuticals, Inc.	2.1%
Progressive Corporation (The)	2.1%
Verizon Communications, Inc.	2.1%
Duke Energy Corporation	2.1%
General Electric Company	2.1%
McDonald's Corporation	2.1%
Eli Lilly & Company	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended February 28, 2026.
C000249078
Shareholder Report [Line Items]
Fund Name	PeakShares Sector Rotation ETF
Trading Symbol	PSTR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about PeakShares Sector Rotation ETF for the period of March 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.peaksharesfunds.com. You can also request this information by contacting us at 1-877-57-PEAKS.
Additional Information Phone Number	1-877-57-PEAKS
Additional Information Website	https://www.peaksharesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PeakShares Sector Rotation ETF	$105	1.00%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Apr. 29, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 54,988,377
Holdings Count | Holding	257
Advisory Fees Paid, Amount	$ 43,720
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$54,988,377
Number of Portfolio Holdings	257
Advisory Fee (net of waivers)	$43,720
Portfolio Turnover	48%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Options	-3.3%
Depositary Receipts	1.9%
Common Stocks	29.1%
Exchange-Traded Funds	71.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Equity Option	-3.3%
Utilities	0.2%
Financials	1.0%
Consumer Staples	1.0%
Industrials	1.4%
Information Technology	1.5%
Fixed Income	1.7%
Energy	2.0%
Consumer Discretionary	4.1%
Communications	4.3%
Health Care	5.4%
Technology	10.1%
Equity	70.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Vanguard Information Technology ETF	10.2%
State Street Technology Select Sector SPDR ETF	9.8%
State Street Financial Select Sector SPDR ETF	8.7%
State Street Health Care Select Sector SPDR ETF	7.5%
State Street Consumer Staples Select Sector SPDR ETF	5.9%
State Street Communication Services Select Sector ETF	5.7%
State Street Industrial Select Sector SPDR ETF	5.4%
State Street Consumer Discretionary Select Sector ETF	3.2%
State Street Utilities Select Sector SPDR ETF	3.1%
State Street Energy Select Sector SPDR ETF	2.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended February 28, 2026.

[1]	Annualized. Expenses would be higher if the Fund had been in operations for the full twelve-month reporting period.